Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (132,823)	$ (20,954)	¥ (193,216)	¥ (175,933)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization expense	7,678	1,211	7,083	4,588
Provision for inventories	311	49	(8)	273
Provision for doubtful accounts	213	34	(107)	271
Interest expense of other debts	17,144	2,704	21,611	53,934
Interest receivable for issuance of ordinary shares	(14,239)	(2,246)	(15,394)
Amortization of right-of-use assets	11,705	1,846	11,687	15,708
Interest of lease liabilities	1,949	307	1,596	1,353
Investment income	622	98
Share of results of equity investees	(418)	(66)	131	520
Loss/(gain) on disposal of property and equipment	(104)	(16)	20	31
Gain on disposal of other debts			(6,846)	(10,095)
Gain from the re-measurement of the previously held equity interest to the fair value in the business acquisition	(127)	(20)		(481)
Share-based compensation expense	14,409	2,273	55,022
Fair value change of derivative liabilities	(2,824)	(445)	(11,369)	(13,345)
Deferred tax expense	(989)	(156)	(1,889)	(661)
Changes in operating assets and liabilities, net of effects of businesses acquired:
Accounts receivable	(6,131)	(967)	(880)	(16,010)
Inventories	(23,176)	(3,656)	(38,839)	15,486
Prepayments and other current assets	(35,056)	(5,530)	(48,853)	3,331
Amounts due from related parties	490	77	(2,663)	(1,944)
Operating lease liabilities	(12,849)	(2,027)	(12,850)	(18,183)
Accounts payable	18,106	2,856	(22,029)	(19,535)
Salary and welfare payable	293	46	2,518	355
Accrued liabilities and other current liabilities	1,954	308	667	574
Amounts due to related parties	(808)	(127)	1,062	(105)
Contract liabilities	3,140	495	(5,229)	1,887
Other non-current assets	4,026	635	11,289	(7,931)
Net cash used in operating activities	(147,504)	(23,271)	(247,486)	(165,912)
Cash flows from investing activities:
Loan receivables advanced to a third party	(2,376)	(375)	(49,392)	(37,671)
Repayments on loan receivables from a third party	2,579	407	44,840	12,013
Loan receivables advanced to a related party	(35,995)	(5,678)	(4,814)
Repayments on loan receivables from a related party	35,245	5,560
Acquisition of subsidiaries, net of cash and cash equivalents acquired				1,783
Increase/(decrease) in short-term investments	40,462	6,383	(168,546)
Purchase of intangible assets	(24)	(4)		(2)
Purchase of property and equipment	(3,077)	(485)	(6,509)	(1,204)
Disposal of property and equipment	125	20	4	5
Acquisitions of long-term investments	(15,792)	(2,491)		(50,000)
Disposal of equity investees				20
Net cash generated from/ (used in) investing activities	21,147	3,337	(184,417)	(75,056)
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs			354,825	41,197
Acquisition of additional interests in subsidiaries from non-controlling interests	245	39
Proceeds from short-term and long-term borrowings	185,614	29,280	87,846	162,501
Repayments of short-term and long-term borrowings	(176,897)	(27,905)	(74,000)	(43,533)
Proceeds from issuance of other debts, net of issuance costs			16,940	134,867
Proceeds from issuance of ordinary shares	262,870	41,467
Repayments of other debts	(270,860)	(42,727)	(130,827)
Proceeds from exercise of share option	1,023	161	9
Proceeds from the initial public offering, net of underwriter discounts and commissions and other offering costs paid			393,698
Net cash flows generated from financing activities	1,995	315	648,491	295,032
Net increase (decrease) in cash, cash equivalents and restricted cash	(124,362)	(19,619)	216,588	54,064
Cash, cash equivalents and restricted cash at beginning of year	292,237	46,099	88,352	27,217
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(5,020)	(790)	(12,703)	7,071
Cash, cash equivalents and restricted cash at end of year	162,855	25,690	292,237	88,352
Supplemental schedule of non-cash investing and financing activities:
Accretion on convertible redeemable preferred shares			120,873	(204,796)
Accretion on redeemable non-controlling interests	(575)	(91)	(138)
Deemed dividend to preferred shareholders			(12,547)	(1,142)
Non-cash consideration paid for business acquisitions				(33,440)
Unpaid cash consideration for business acquisitions	(2,938)	(463)
Additional ASC 842 supplemental disclosure:
Cash paid for fixed operating lease costs included in the measurement of lease obligations in operating activities	12,849	2,027	12,850	18,183
Right-of-use assets obtained in exchange for operating lease obligations	¥ 21,038	$ 3,319	¥ 25,970	¥ 10,051